CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 682,587,000	¥ 670,091,000	¥ 645,593,000
Cost of sales and services rendered	(360,540,000)	(314,505,000)	(376,092,000)
Gross profit	322,047,000	355,586,000	269,501,000
Selling expenses	(232,254,000)	(226,474,000)	(404,683,000)
General and administrative expenses	(138,605,000)	(150,379,000)	(206,971,000)
Operating result	(48,812,000)	(21,267,000)	(342,153,000)
Finance income	78,000	155,000	113,000
Finance costs	(14,474,000)	(21,635,000)	(27,230,000)
Other gains/(losses), net	8,420,000	(24,920,000)	6,074,000
Fair value loss of convertible note	(116,000)	(26,506,000)	(4,240,000)
Fair value loss of investment properties	(154,000)
Impairment of non-current assets			(313,959,000)
Share of profits of investments accounted for using the equity method			81,000
Loss before income tax	(55,058,000)	(94,173,000)	(681,314,000)
Income tax credit	15,136,000	18,067,000	11,798,000
Loss for the year	(39,922,000)	(76,106,000)	(669,516,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(790,000)	(665,000)	574,000
Revaluation of investment properties upon transfer from property, plant and equipment	(1,498,000)	5,964,000
Total other comprehensive income/(loss) for the year, net of tax	(2,288,000)	5,299,000	574,000
Total comprehensive loss for the year	(42,210,000)	(70,807,000)	(668,942,000)
Loss attributable to:
Owners of the Company	(37,432,000)	(76,247,000)	(586,619,000)
Non-controlling interests	(2,490,000)	141,000	(82,897,000)
Loss for the year	¥ (39,922,000)	¥ (76,106,000)	¥ (669,516,000)
Loss per share for loss attributable to owners of the Company (in RMB per share)
-Basic	¥ (0.28)	¥ (0.93)	¥ (8.89)
-Diluted	¥ (0.28)	¥ (0.93)	¥ (8.89)
Total comprehensive loss attributable to:
Owners of the Company	¥ (39,720,000)	¥ (70,948,000)	¥ (586,045,000)
Non-controlling interests	(2,490,000)	141,000	(82,897,000)
Total comprehensive loss for the year	¥ (42,210,000)	¥ (70,807,000)	¥ (668,942,000)